UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                -----------------

Check here if Amendment [  ]: Amendment Number:
                                                ----------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Cipher Capital LP
Address:  237 Park Ave., 9th Floor
          New York, NY 10017


Form 13F File Number:      (to be determined after filing)
                           -------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Matthew Weishar
Title:      Managing Principal
Phone:      (646) 416-6009

Signature, Place and Date of Signing:

    /s/ Matthew Weishar               New York, NY           February 14, 2013
--------------------------           --------------          -----------------
        [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      1
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Form 13F Information Table Entry Total:                63
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Form 13F Information Table Value Total:             $15,232
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                                                 (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number           Name

1            028-05431                      Sunrise Partners Limited Partnership




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                                                       CIPHER CAPITAL LP
                                                   FORM 13F INFORMATION TABLE
                                                Quarter Ended December 31, 2012

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                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
-----------------------------------------------------------------------------------------------------------------------
AES CORP                     COM            00130H105      241   22,544 SH       OTHER      1               22,544
ALCOA INC                    COM            013817101      185   21,324 SH       OTHER      1               21,324
AMERICAN CAPITAL AGENCY CORP COM            02503X105      398   13,752 SH       OTHER      1               13,752
AMERICAN EXPRESS CO          COM            025816109      405    7,053 SH       OTHER      1                7,053
AMERIPRISE FINL INC          COM            03076C106      289    4,615 SH       OTHER      1                4,615
ARMOUR RESIDENTIAL REIT INC  COM            042315101      362   55,947 SH       OTHER      1               55,947
AT&T INC                     COM            00206R102      330    9,779 SH       OTHER      1                9,779
AUTOLIV INC                  COM            052800109      218    3,239 SH       OTHER      1                3,239
BAKER HUGHES INC             COM            057224107      220    5,387 SH       OTHER      1                5,387
BOSTON SCIENTIFIC CORP       COM            101137107      156   27,188 SH       OTHER      1               27,188
BRANDYWINE RLTY TR           COM            105368203      135   11,042 SH       OTHER      1               11,042
BROOKFIELD OFFICE PPTYS INC  COM            112900105      188   11,079 SH       OTHER      1               11,079
CARMAX INC                   COM            143130102      207    5,508 SH       OTHER      1                5,508
CATERPILLAR INC DEL          COM            149123101      390    4,354 SH       OTHER      1                4,354
CENTERPOINT ENERGY INC       COM            15189T107      230   11,940 SH       OTHER      1               11,940
CINTAS CORP                  COM            172908105      237    5,788 SH       OTHER      1                5,788
CME GROUP INC                COM            12572Q105      234    4,614 SH       OTHER      1                4,614
COACH INC                    COM            189754104      296    5,335 SH       OTHER      1                5,335
CYS INVTS INC                COM            12673A108      159   13,473 SH       OTHER      1               13,473
DCT INDUSTRIAL TRUST INC     COM            233153105      160   24,723 SH       OTHER      1               24,723
DELTA AIR LINES INC DEL      COM NEW        247361702      197   16,606 SH       OTHER      1               16,606
DUN & BRADSTREET CORP DEL NE COM            26483E100      210    2,664 SH       OTHER      1                2,664
EXCO RESOURCES INC           COM            269279402       72   10,581 SH       OTHER      1               10,581
FLEXTRONICS INTL LTD         ORD            Y2573F102      144   23,127 SH       OTHER      1               23,127
FOOT LOCKER INC              COM            344849104      268    8,342 SH       OTHER      1                8,342
GOOGLE INC                   CL A           38259P508      299      422 SH       OTHER      1                  422
HEINZ H J CO                 COM            423074103      246    4,264 SH       OTHER      1                4,264
HERSHA HOSPITALITY TR        SH BEN INT A   427825104       51   10,200 SH       OTHER      1               10,200
HUNTINGTON BANCSHARES INC    COM            446150104      290   45,407 SH       OTHER      1               45,407
ILLINOIS TOOL WKS INC        COM            452308109      352    5,793 SH       OTHER      1                5,793
INGERSOLL-RAND PLC           SHS            G47791101      324    6,748 SH       OTHER      1                6,748
INTERNATIONAL BUSINESS MACHS COM            459200101      202    1,055 SH       OTHER      1                1,055
KEY ENERGY SVCS INC          COM            492914106       78   11,280 SH       OTHER      1               11,280
KEYCORP NEW                  COM            493267108      239   28,334 SH       OTHER      1               28,334
LAM RESEARCH CORP            COM            512807108      332    9,200 SH       OTHER      1                9,200
LOCKHEED MARTIN CORP         COM            539830109      251    2,719 SH       OTHER      1                2,719
LOEWS CORP                   COM            540424108      233    5,709 SH       OTHER      1                5,709
LSI CORPORATION              COM            502161102      113   16,006 SH       OTHER      1               16,006
MARSH & MCLENNAN COS INC     COM            571748102      272    7,881 SH       OTHER      1                7,881
MARVELL TECHNOLOGY GROUP LTD ORD            G5876H105      106   14,618 SH       OTHER      1               14,618
MASTERCARD INC               CL A           57636Q104      339      690 SH       OTHER      1                  690
MAXIM INTEGRATED PRODS INC   COM            57772K101      254    8,646 SH       OTHER      1                8,646
MERCK & CO INC NEW           COM            58933Y105      611   14,933 SH       OTHER      1               14,933
PG&E CORP                    COM            69331C108      253    6,291 SH       OTHER      1                6,291
PITNEY BOWES INC             COM            724479100      196   18,415 SH       OTHER      1               18,415
PRICELINE COM INC            COM            741503403      314      505 SH       OTHER      1                  505
QUALCOMM INC                 COM            747525103      235    3,785 SH       OTHER      1                3,785
REGENCY CTRS CORP            COM            758849103      319    6,763 SH       OTHER      1                6,763
REYNOLDS AMERICAN INC        COM            761713106      254    6,120 SH       OTHER      1                6,120
ROYAL CARIBBEAN CRUISES LTD  COM            V7780T103      323    9,490 SH       OTHER      1                9,490
SAPIENT CORP                 COM            803062108      156   14,799 SH       OTHER      1               14,799
SCRIPPS NETWORKS INTERACT IN CL A COM       811065101      258    4,461 SH       OTHER      1                4,461
STRATEGIC HOTELS & RESORTS I COM            86272T106       66   10,372 SH       OTHER      1               10,372
SYSCO CORP                   COM            871829107      326   10,300 SH       OTHER      1               10,300
TAKE-TWO INTERACTIVE SOFTWAR COM            874054109      130   11,781 SH       OTHER      1               11,781
TOTAL SYS SVCS INC           COM            891906109      219   10,236 SH       OTHER      1               10,236
UNDER ARMOUR INC             CL A           904311107      211    4,340 SH       OTHER      1                4,340
UNION PAC CORP               COM            907818108      207    1,647 SH       OTHER      1                1,647
UNITED PARCEL SERVICE INC    CL B           911312106      263    3,566 SH       OTHER      1                3,566
UNITEDHEALTH GROUP INC       COM            91324P102      247    4,561 SH       OTHER      1                4,561
VALSPAR CORP                 COM            920355104      284    4,546 SH       OTHER      1                4,546
VIACOM INC NEW               CL B           92553P201      227    4,309 SH       OTHER      1                4,309
WELLS FARGO & CO NEW         COM            949746101      221    6,462 SH       OTHER      1                6,462
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